Related-party Transactions (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Operating Leases Rent Expense, Net, Related Party	$ 373
Related Parties Amount in Cost of Sales	$ 8